SCHEDULE OF ESTIMATED FAIR VALUE OF ASSETS ACQUIRED AND LIABILITIES ASSUMED ACQUISITION (Details) - USD ($)		1 Months Ended
	Mar. 01, 2024	Dec. 31, 2021	Sep. 30, 2021	Sep. 02, 2021
Business Acquisition [Line Items]
Contingent consideration earn-out agreement				$ 4,244,400
Ticket Smarter Acquisition [Member]
Business Acquisition [Line Items]
Tangible assets acquired		$ 5,748,291	$ 7,139,930
Identifiable intangible assets acquired (Trademarks and trade names)		6,800,000
Goodwill		5,886,547	11,839,308
Liabilities assumed pursuant to stock purchase agreement		(5,128,964)	(5,128,964)
Net assets acquired and liabilities assumed		13,305,874	13,850,274
Cash paid at Country Stampede Acquisition date		8,413,240	8,413,240
Common stock issued as consideration for TicketSmarter Acquisition at date of acquisition		990,360	990,360
Contingent consideration earn-out agreement		3,700,000	4,244,400
Cash paid at closing to escrow amount		500,000	500,000
Cash paid subsequent to closing		(297,726)	(297,726)
Acquisition purchase price		$ 13,305,874	$ 13,850,274
Country Stampede Acquisition [Member]
Business Acquisition [Line Items]
Tangible assets acquired	$ 305,000
Identifiable intangible assets acquired (Trademarks and trade names)	300,000
Goodwill	225,959
Net assets acquired and liabilities assumed	542,959
Cash paid at Country Stampede Acquisition date	400,000
Cash paid subsequent to closing	142,959
Acquisition purchase price	542,959
Liabilities assumed pursuant to stock purchase agreement	$ (288,000)